JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
Schedule of Portfolio Investments as of July 31, 2023
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY.  IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2023.

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.3%
Australia — 58.9%
Ampol Ltd.	555,028	12,292,008
ANZ Group Holdings Ltd.	6,994,835	121,354,645
APA Group	2,747,945	18,485,776
Aristocrat Leisure Ltd.	1,527,280	40,450,357
ASX Ltd.	450,864	18,836,495
Atlas Arteria Ltd.	2,838,373	11,998,238
Aurizon Holdings Ltd.	4,286,967	10,986,702
Bendigo & Adelaide Bank Ltd.	1,323,572	8,334,872
BHP Group Ltd.	11,798,274	367,184,345
BlueScope Steel Ltd.	1,073,368	15,829,023
Brambles Ltd.	3,236,991	30,624,445
Cochlear Ltd.	153,200	24,645,655
Coles Group Ltd.	3,117,130	38,118,159
Commonwealth Bank of Australia	3,927,639	279,446,672
Computershare Ltd.	1,335,799	22,528,598
Dexus, REIT	2,504,996	13,864,632
Endeavour Group Ltd.	3,170,087	12,957,221
Fortescue Metals Group Ltd.	3,943,980	57,979,383
Goodman Group, REIT	3,985,415	55,106,967
GPT Group (The), REIT	4,461,348	13,039,900
IDP Education Ltd. (a)	486,179	8,147,585
IGO Ltd.	1,569,645	14,667,188
Incitec Pivot Ltd.	4,523,446	9,201,644
Insurance Australia Group Ltd.	5,705,804	22,777,650
LendLease Corp. Ltd.	1,605,432	9,333,299
Lottery Corp. Ltd. (The)	5,183,818	18,039,147
Macquarie Group Ltd.	846,121	99,783,002
Medibank Pvt Ltd.	6,414,056	15,142,991
Mineral Resources Ltd.	397,268	19,194,714
Mirvac Group, REIT	9,189,916	14,486,076
National Australia Bank Ltd.	7,309,980	140,030,348
Newcrest Mining Ltd.	2,082,653	37,356,465
Northern Star Resources Ltd.	2,678,817	20,911,404
Orica Ltd.	1,057,680	11,222,829
Origin Energy Ltd.	4,012,270	22,841,990
Pilbara Minerals Ltd.	6,075,017	19,874,701
Qantas Airways Ltd. *	2,073,386	9,109,989
QBE Insurance Group Ltd.	3,475,045	36,894,215
Ramsay Health Care Ltd.	432,332	17,132,570
REA Group Ltd.	119,995	12,721,087
Reece Ltd.	496,474	6,555,875
Rio Tinto Ltd.	864,562	68,460,174
Santos Ltd.	7,647,677	41,152,095
Scentre Group, REIT	12,088,391	22,874,776
SEEK Ltd.	829,634	13,913,075
Seven Group Holdings Ltd.	363,779	6,422,172
Sonic Healthcare Ltd.	1,093,956	25,847,784
South32 Ltd.	10,608,503	27,934,270

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Australia — continued
Stockland, REIT	5,559,700	15,800,849
Suncorp Group Ltd.	2,949,791	28,264,980
Telstra Group Ltd.	9,418,556	26,957,923
TPG Telecom Ltd.	996,016	3,362,470
Transurban Group	7,174,594	69,271,047
Treasury Wine Estates Ltd.	1,681,201	12,724,470
Vicinity Ltd., REIT	9,011,915	11,982,290
Washington H Soul Pattinson & Co. Ltd.	571,670	12,684,002
Wesfarmers Ltd.	2,642,275	88,284,104
Westpac Banking Corp.	8,172,617	122,841,537
WiseTech Global Ltd.	409,635	23,656,027
Woodside Energy Group Ltd.	4,422,187	113,982,699
Woolworths Group Ltd.	2,838,376	73,709,382
Worley Ltd.	868,241	10,161,568
		2,559,776,556
China — 2.2%
Budweiser Brewing Co. APAC Ltd. (b)	4,009,700	9,780,132
ESR Group Ltd. (b)	5,629,800	9,872,118
Wharf Holdings Ltd. (The)	2,826,000	6,630,592
Wilmar International Ltd.	7,268,000	21,118,876
Wuxi Biologics Cayman, Inc. * (b)	8,289,000	47,834,158
		95,235,876
Hong Kong — 18.0%
AIA Group Ltd.	27,058,400	270,712,304
CK Asset Holdings Ltd.	4,523,500	26,195,923
CK Infrastructure Holdings Ltd.	1,397,500	7,405,831
CLP Holdings Ltd.	3,896,500	31,760,895
DFI Retail Group Holdings Ltd.	693,100	1,865,778
Hang Lung Properties Ltd.	4,322,000	6,744,691
Hang Seng Bank Ltd.	1,690,400	25,838,718
Henderson Land Development Co. Ltd.	3,030,700	9,368,406
HK Electric Investments & HK Electric Investments Ltd. (b)	5,354,500	3,334,950
HKT Trust & HKT Ltd.	8,466,000	10,000,039
Hong Kong & China Gas Co. Ltd.	25,231,789	21,645,275
Hong Kong Exchanges & Clearing Ltd.	2,775,200	117,008,056
Jardine Matheson Holdings Ltd.	567,600	28,036,850
Link, REIT	5,948,600	33,438,029
MTR Corp. Ltd.	3,615,000	16,659,013
New World Development Co. Ltd.	3,215,250	7,951,221
Power Assets Holdings Ltd.	3,166,500	16,596,343
Sino Land Co. Ltd.	8,026,000	9,852,105
Sun Hung Kai Properties Ltd.	3,510,000	44,073,761
Swire Pacific Ltd., Class A	1,024,000	8,559,858
Swire Pacific Ltd., Class B	1,975,000	2,645,294
Swire Properties Ltd.	2,452,800	6,154,872
Techtronic Industries Co. Ltd.	4,270,500	48,515,243

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hong Kong — continued
WH Group Ltd. (b)	18,225,191	9,947,128
Wharf Real Estate Investment Co. Ltd.	3,610,000	19,372,961
		783,683,544
Macau — 1.3%
Galaxy Entertainment Group Ltd. *	4,663,000	34,037,724
Sands China Ltd. *	5,657,379	21,795,122
		55,832,846
New Zealand — 1.7%
Auckland International Airport Ltd. *	2,812,745	14,683,240
Contact Energy Ltd.	1,828,168	9,439,823
Fisher & Paykel Healthcare Corp. Ltd.	1,349,412	20,601,545
Mercury NZ Ltd.	1,518,018	6,216,430
Meridian Energy Ltd.	2,827,624	9,924,618
Spark New Zealand Ltd.	4,343,694	13,984,731
		74,850,387
Singapore — 10.9%
CapitaLand Ascendas, REIT	7,826,628	16,550,385
CapitaLand Integrated Commercial Trust, REIT	11,728,532	18,006,644
CapitaLand Investment Ltd.	5,724,900	14,652,772
City Developments Ltd.	1,181,600	6,574,767
DBS Group Holdings Ltd.	4,266,800	110,070,829
Genting Singapore Ltd.	13,238,200	9,363,732
Great Eastern Holdings Ltd.	130,900	1,825,835
Jardine Cycle & Carriage Ltd.	231,900	5,985,301
Keppel Corp. Ltd.	3,233,000	17,953,612
Mapletree Pan Asia Commercial Trust, REIT	5,364,500	6,662,836
Olam Group Ltd.	2,505,800	2,472,309
Oversea-Chinese Banking Corp. Ltd.	9,427,200	94,345,147
Singapore Airlines Ltd.	3,043,500	17,241,512
Singapore Exchange Ltd.	1,915,200	13,999,720
Singapore Technologies Engineering Ltd.	3,630,000	10,191,248
Singapore Telecommunications Ltd.	16,527,200	33,154,639
United Overseas Bank Ltd.	3,590,600	81,447,376
UOL Group Ltd.	1,083,400	5,732,463
Venture Corp. Ltd.	628,200	7,082,278
		473,313,405
United Kingdom — 0.9%
CK Hutchison Holdings Ltd.	6,248,500	38,536,561
United States — 5.4%
CSL Ltd.	1,123,450	202,351,684
James Hardie Industries plc, CHDI *	1,029,528	30,172,283
		232,523,967
Total Common Stocks (Cost $4,404,443,613)		4,313,753,142

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 0.1%
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (c) (d)(Cost $5,390,462)	5,390,462	5,390,462
Total Investments — 99.4% (Cost $4,409,834,075)		4,319,143,604
Other Assets Less Liabilities — 0.6%		26,800,500
NET ASSETS — 100.0%		4,345,944,104

Percentages indicated are based on net assets.

Abbreviations
APAC	Asia Pacific
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2023. The total value of securities on loan at July 31, 2023 is $5,176,822.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2023.

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2023
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	22.8%
Metals & Mining	15.0
Insurance	8.7
Capital Markets	5.8
Biotechnology	4.7
Real Estate Management & Development	4.5
Oil, Gas & Consumable Fuels	3.9
Consumer Staples Distribution & Retail	3.0
Hotels, Restaurants & Leisure	2.9
Electric Utilities	2.3
Transportation Infrastructure	2.2
Retail REITs	2.2
Industrial Conglomerates	2.1
Broadline Retail	2.0
Diversified Telecommunication Services	2.0
Industrial REITs	1.7
Machinery	1.1
Life Sciences Tools & Services	1.1
Health Care Equipment & Supplies	1.1
Diversified REITs	1.0
Health Care Providers & Services	1.0
Others (each less than 1.0%)	8.8
Short-Term Investments	0.1
Futures contracts outstanding as of July 31, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Singapore Index	483	08/30/2023	SGD	11,145,595	524,081
SPI 200 Index	161	09/21/2023	AUD	19,941,698	759,631
					1,283,712

Abbreviations
AUD	Australian Dollar
MSCI	Morgan Stanley Capital International
SGD	Singapore Dollar
SPI	Australian Securities Exchange

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$—	$4,313,753,142	$—	$4,313,753,142
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	5,390,462	—	—	5,390,462
Total Investments in Securities	$5,390,462	$4,313,753,142	$—	$4,319,143,604
Appreciation in Other Financial Instruments
Futures Contracts	$1,283,712	$—	$—	$1,283,712

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2023	Shares at July 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (a) (b)	$54,456	$—	$54,466	$44	$(34)	$—	—	$243	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	135,282	41,211,065	35,955,885	—	—	5,390,462	5,390,462	129,876	—
Total	$189,738	$41,211,065	$36,010,351	$44	$(34)	$5,390,462		$130,119	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2023.